Related Parties' Transactions And Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction, Due from (to) Related Party [Abstract]
Sales to affiliated companies	$ 155,728	$ 169,834	$ 187,014
Participation in expenses	85	394	1,487
Supplies from affiliated companies	2,143	6,240	$ 8,476
Trade receivables and other receivables	86,535	60,702
Trade payables and advances	$ 33,167	$ 57,439
Israeli Partnership
Related Party Transaction [Line Items]
Joint venture, ownership percentage	50.00%
Israeli Subsidiary
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Subsidiaries | Elbit Systems of America, LLC
Related Party Transaction [Line Items]
Ownership percentage	50.00%